Offerings - Offering: 1	May 11, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	20,390,522
Proposed Maximum Offering Price per Unit | $ / shares	5.865
Maximum Aggregate Offering Price	$ 119,590,411.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,515.44
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers any additional securities of Coursera, Inc. (the “Registrant” and such common stock “Common Stock”) that may be offered or become issuable under the Coursera, Inc. 2021 Stock Incentive Plan (the “2021 Plan”) in connection with any stock split, stock dividend, recapitalization, or any other similar transaction effected without receipt of consideration, which results in an increase in the number of outstanding shares of Common Stock.

(2)
The “Maximum Aggregate Offering Price” is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, calculated in accordance with Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and the low sale prices of Coursera Common Stock as reported on the New York Stock Exchange on May 5, 2026. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended and Rule 0-11 thereunder, the filing fee was determined by multiplying the Maximum Aggregate Offering Price by 0.0001381 (such product being equal to $16,515.44).